Proskauer rose LLP

Eleven Times Square

New York, New York 10036

March 8, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (811-06312)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the "Fund"), a registered open-end management investment company, transmitted herewith is the Fund's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement"), seeking the approval of shareholders of Lazard US Realty Income Portfolio (the "Acquired Portfolio"), a series of the Fund, of a Plan of Reorganization to allow the Acquired Portfolio to transfer its assets in a tax-free reorganization to Lazard US Realty Equity Portfolio (the "Acquiring Portfolio" and together with the Acquired Portfolio, the "Portfolios"), a series of the Fund, in exchange solely for Institutional Shares and Open Shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's stated liabilities (the "Reorganization"). Holders of Institutional Shares and Open Shares of the Acquired Portfolio will receive a number of Institutional Shares or Open Shares (or fractions thereof) of the Acquiring Portfolio equal in value to the aggregate net asset value of the shareholder's Institutional Shares or Open Shares as of the closing date of the Reorganization. The Acquiring Portfolio and the Acquired Portfolio are advised by Lazard Asset Management LLC ("LAM").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Fund will file a post-effective amendment to the Registration Statement that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization.

A special meeting of shareholders of the Acquired Portfolio is scheduled to be held at LAM's offices on Friday, June 8, 2018 to vote on the Plan of Reorganization. The Company intends to mail the Prospectus/Proxy Statement in April to the Acquired Portfolio's shareholders of record as of the close of business on March 29, 2018. No other business is expected to be presented at the meeting. If the Reorganization is approved, it currently is expected to be consummated on or about June 29, 2018.

It has been determined that the Acquiring Portfolio will be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). These factors include those discussed below:

•	Investment Adviser. LAM is the investment manager to both the Acquiring Portfolio and the

Acquired Portfolio and provides the day-to-day management of both the Acquiring Portfolio's and the Acquired Portfolio's investments. The Acquiring Portfolio and the Acquired Portfolio are both managed by the same portfolio managers.
•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Portfolio and the Acquired Portfolio have similar investment objectives and investment management policies. The Acquiring Portfolio's primary investment objective is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. The Acquired Portfolio's primary investment objective is current income, with long-term capital appreciation as a secondary objective. Under normal circumstances, the Acquiring Portfolio invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies (defined below), as well as certain synthetic instruments related to US Realty Companies. Under normal circumstances, the Acquired Portfolio invests at least 80% of its assets in dividend-paying common and preferred stocks, convertible securities and fixed income securities of US Realty Companies, as well as certain synthetic instruments related to US Realty Companies. For each Portfolio, such synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments in US Realty Companies and may include warrants, rights, options and shares of exchange-traded open-end management investment companies. "Realty Companies" are real estate-related companies of any size including, but not limited to, real estate investment trusts, real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company's actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate).

With respect to the Acquired Portfolio, LAM focuses on investments having the potential to deliver regular income and to offer the opportunity for long-term growth and capital appreciation, such as preferred securities. Delivering regular income to shareholders is not a primary focus of the Acquiring Portfolio.

For each Portfolio, LAM conducts proprietary quantitative, qualitative and on-site real estate analysis to select each Portfolio's investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. LAM's individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.

The Acquiring Portfolio's investment objectives, policies and restrictions will be used to manage the combined Portfolio after the Reorganization.

•	Expense Structure and Expense Ratios. Under their investment management agreement with LAM, the Acquiring Portfolio and the Acquired Portfolio have each agreed to pay an investment management fee at the annual rate of 0.75% of the value of their respective average daily net assets.

In addition, based on the expenses of each Portfolio as of December 31, 2017 and current expense limitation arrangements with respect to both Portfolios, both share classes of the Acquiring Portfolio, following acquisition of the Acquired Portfolio's assets, are anticipated to have a lower total annual expense ratio than the corresponding class of shares of the Acquired Portfolio in the current fiscal year. LAM has contractually agreed to waive its fee and, if necessary, reimburse each Portfolio (through May 1, 2028 for the Acquiring Portfolio and until May 1, 2019 for the Acquired Portfolio) to the extent total annual portfolio operating expenses exceed 1.00% and 1.30% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" (as defined by the Securities and Exchange Commission) and extraordinary expenses. This agreement can only be amended by agreement of the Acquiring Portfolio or the Acquired Portfolio, upon approval by the Board, and LAM to lower the net amount shown and will terminate automatically in the event of termination of the management agreement between LAM and the Company, on behalf of each Portfolio. The Acquiring Portfolio's expense structure will be the expense structure of the combined Portfolio after the Reorganization.

•	Asset Size. The Portfolios have differing asset sizes, with the Acquiring Portfolio having more assets than the Acquired Portfolio. As of December 31, 2017, the Acquiring Portfolio and the Acquired Portfolio had net assets of approximately $66.5 million and $27.1 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined Portfolio after the Reorganization will be based on the Acquiring Portfolio's investment objectives, policies and restrictions. In connection with the Reorganization, LAM currently estimates that approximately 46% of the Acquired Portfolio's portfolio securities may be sold by the Acquired Portfolio before consummation of the Reorganization. In addition, the Acquired Portfolio, the Acquiring Portfolio and the combined Portfolio may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective Portfolio. Any sales of portfolio securities by a Portfolio will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Portfolio to be the accounting survivor because the Acquiring Portfolio's investment objectives, policies and restrictions and expense structure will be used in managing the combined Portfolio. The Acquiring Portfolio's adviser and portfolio managers will continue in their roles for the combined Portfolio after the Reorganization. The Acquiring Portfolio also has more assets than the Acquired Portfolio. Finally, the portfolio composition of the combined Portfolio after the Reorganization will be based on the Acquiring Portfolio's investment objectives, policies and restrictions.

Please telephone the undersigned at 212.969.3376, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel